Cost of services	12 Months Ended
Dec. 31, 2024
Cost of services
Cost of services

27.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2024		2023		2022
Wages and salaries	Ps.	351,547	Ps.	318,660	Ps.	281,460
Maintenance		196,833		183,628		145,931
Security and insurance		172,807		146,018		142,147
Utilities (electric, cleaning and water)		210,893		192,065		166,280
Building lease		—		—		8,609
Allowance for doubtful accounts		17,621		5,767		4,711
Cost of hotel service		2,778		93,098		70,319
Equipment lease, fees and others		198,774		119,720		104,181
	Ps.	1,151,253	Ps.	1,058,956	Ps.	923,638